Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Parties Activity

For the six months ended June 30, 2016, due from/(to) related parties’ activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related parties at December 31, 2015	$3,200	$5,900	$8,700)	$17,800
Working capital advances made	3,687	-	3,250	6,937
Repayments received	(6,050)	(5,900)	(10,195)	(22,145)
Balance due from (to) related parties at June 30, 2016	$837	$-	$1,755	$2,592

For the year ended December 31, 2015 and 2014, due from/(to) related parties activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related party at December 31, 2013	$(30,000)	$-	$-	$(30,000)
Working capital advances received	(45,100)	-	-	(45,100)
Repayments made	29,000	-	-	29,000
Balance due from (to) related party at December 31, 2014	(46,100)	-	-	(46,100)
Working capital advances received	(48,350)	(7,500)	(4,600)	(60,450)
Repayments made	97,650	13,400	13,300	124,350
Balance due from (to) related party at December 31, 2015	$3,200	$5,900	$8,700	$17,800